ACCOUNT RECEIVABLES (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNT RECEIVABLES
Accounts Receivable	$ 994,880	$ 9,230,865
Total Accounts Receivable	45.00%	100.00%	100.00%
Accounts Receivable	$ 994,880	$ 9,230,865	$ 2,609,520